August 7, 2000

          DREYFUS INVESTMENT PORTFOLIOS-- EMERGING LEADERS PORTFOLIO

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "MAIN RISKS."

      The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

                                                                       192s0800

                                                                 August 7, 2000

           DREYFUS INVESTMENT PORTFOLIOS-- EUROPEAN EQUITY PORTFOLIO

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "MAIN RISKS."

      The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

                                                                       181s0800


                                                                 August 7, 2000

                DREYFUS INVESTMENT PORTFOLIOS-- JAPAN PORTFOLIO

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "MAIN RISKS."

      The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

                                                                       189s0800